Share-Based Compensation (Summary Of Stock Options By Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 29, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number	4,837,572
Options outstanding, Weighted average remaining life	8 years 3 months 18 days
Options outstanding, Weighted average exercise price	$ 16.25
Options exercisable, Number	1,863,256
Options exercisable, Weighted average exercise price	$ 15.95
$5.35-$14.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 5.35
Range of exercise price, upper limit	$ 14.58
Options outstanding, Number	990,962
Options outstanding, Weighted average remaining life	7 years 6 months
Options outstanding, Weighted average exercise price	$ 9.84
Options exercisable, Number	432,676
Options exercisable, Weighted average exercise price	$ 9.26
$14.59-$16.66 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 14.59
Range of exercise price, upper limit	$ 16.66
Options outstanding, Number	1,019,569
Options outstanding, Weighted average remaining life	9 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 16.25
Options exercisable, Number	664,252
Options exercisable, Weighted average exercise price	$ 16.27
$16.67-$16.97 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 16.67
Range of exercise price, upper limit	$ 16.97
Options outstanding, Number	948,206
Options outstanding, Weighted average remaining life	8 years
Options outstanding, Weighted average exercise price	$ 16.97
Options exercisable, Number	308,994
Options exercisable, Weighted average exercise price	$ 16.97
$16.98-$18.38 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 16.98
Range of exercise price, upper limit	$ 18.38
Options outstanding, Number	1,265,569
Options outstanding, Weighted average remaining life	9 years 1 month 6 days
Options outstanding, Weighted average exercise price	$ 18.28
Options exercisable, Number	75,214
Options exercisable, Weighted average exercise price	$ 17.92
$18.39-$29.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 18.39
Range of exercise price, upper limit	$ 29.05
Options outstanding, Number	613,266
Options outstanding, Weighted average remaining life	7 years 1 month 6 days
Options outstanding, Weighted average exercise price	$ 21.27
Options exercisable, Number	382,120
Options exercisable, Weighted average exercise price	$ 21.77